EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 - Schedule 4

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	2186751	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1441	2026-05-18 13:19	2026-06-02 13:24	Resolved	1 - Information	C	A	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Resolved-Loan meets forbearance guidelines. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. Based on the deferral agreement page 2, item 3 states the following on the attached screen shot, also Per the VOM lender indicates loan is current with zero lates.
Does not appear with the deferment they were obligated to make payments, yet the amount was placed in the rear of the loan.
6.10.a.2. Forbearance Agreement
Forbearance is a temporary postponement of mortgage payments. It is a form of repayment relief granted by the lender or creditor in lieu of forcing a property into foreclosure.
For loans that have had a forbearance during the housing look-back period, a copy of the forbearance and a letter of explanation regarding the circumstances will be required.

The amount is also indicated on the payoff demand: attached
Since borrower did obtain a deferment agreement the scenario would be satisfactory as pr guides in screenshot.
The MTG was paid off shortly after the agreement was made. please clear.

 - Seller-05/29/2026
Counter-Received rebuttal regarding VOM.  Deferral agreement received.  A loan modification was identified in the file dated XXXX for the 2nd lien mortgage stating 3 months of payments were behind at the time of the modification. This would make the loan 90 days delinquent at the time of the loan closing and would not meet the guidelines for credit history. - Due Diligence Vendor-05/28/2026
Ready for Review-this was addressed the loan is not delinquent, as the VOM shows per our guides, please clear.  - Seller-05/27/2026
Counter-Received rebuttal non private lender.  Please address original finding  regarding 1x90 document DEFERRALACKNOWLEDGMENT AND AGREEMENT - Due Diligence Vendor-05/26/2026
Ready for Review-Document Uploaded. this is not a private party, this is XXXX which is a co please clear.  - Seller-05/22/2026
Open-Delinquent Credit History Does Not Meet Guideline Requirements A loan modification was identified in the file dated XXXX for the 2nd lien mortgage stating 3 months of payments were behind at the time of the modification. This would make the loan 90 days delinquent at the time of the loan closing and would not meet the guidelines for credit history. - Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. Based on the deferral agreement page 2, item 3 states the following on the attached screen shot, also Per the VOM lender indicates loan is current with zero lates.
Does not appear with the deferment they were obligated to make payments, yet the amount was placed in the rear of the loan.
6.10.a.2. Forbearance Agreement
Forbearance is a temporary postponement of mortgage payments. It is a form of repayment relief granted by the lender or creditor in lieu of forcing a property into foreclosure.
For loans that have had a forbearance during the housing look-back period, a copy of the forbearance and a letter of explanation regarding the circumstances will be required.

The amount is also indicated on the payoff demand: attached
Since borrower did obtain a deferment agreement the scenario would be satisfactory as pr guides in screenshot.
The MTG was paid off shortly after the agreement was made. please clear.

 - Seller-05/29/2026
 Ready for Review-this was addressed the loan is not delinquent, as the VOM shows per our guides, please clear.  - Seller-05/27/2026
 Ready for Review-Document Uploaded. this is not a private party, this is XXXX which is a co please clear.  - Seller-05/22/2026
																								Resolved-Loan meets forbearance guidelines. - Due Diligence Vendor-06/02/2026	Credit history exceeds minimum required - Borrower has paid as agreed credit history back to 2018. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 711		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9255347
XXXX	2186751	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-18 13:19	2026-05-28 14:39	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received confirmation VOM in lieu of cancelled checks acceptable for lender LLC. - Due Diligence Vendor-05/28/2026
Ready for Review-this was addressed the VOM is not with a private party, XXXX considers an LLC a business and is not private, please clear.  - Seller-05/27/2026
Counter-Received  Deferral Agreement.  Please address original finding:  The verifications of mortgage are with private party non-institutional lenders. Per the applicable guidelines canceled checks covering the most recent 12 months for each mortgage are required. No canceled checks and/or bank records supporting payment were identified in the file. - Due Diligence Vendor-05/26/2026
Ready for Review-Document Uploaded. because of the deferral agreement the loan is not in default, and we have a signed VOM stating is is current.  - Seller-05/22/2026
																						Open-Housing History Does Not Meet Guideline Requirements The verifications of mortgage are with private party non-institutional lenders. Per the applicable guidelines canceled checks covering the most recent 12 months for each mortgage are required. No canceled checks and/or bank records supporting payment were identified in the file. - Due Diligence Vendor-05/18/2026	Ready for Review-this was addressed the VOM is not with a private party, XXXX considers an LLC a business and is not private, please clear. - Seller-05/27/2026 Ready for Review-Document Uploaded. because of the deferral agreement the loan is not in default, and we have a signed VOM stating is is current. - Seller-05/22/2026	Resolved-Received confirmation VOM in lieu of cancelled checks acceptable for lender LLC. - Due Diligence Vendor-05/28/2026	Credit history exceeds minimum required - Borrower has paid as agreed credit history back to 2018. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 711		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9255348
XXXX	2186751	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-05-18 12:57	2026-05-26 11:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received HOI declaration. - Due Diligence Vendor-05/26/2026 Ready for Review-Document Uploaded. please find the haz ins - Seller-05/22/2026 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided The only documentation of the homeowners insurance identified in the file is an invoice which does not identify the coverage limits. A full declaration of homeowners insurance is required. - Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. please find the haz ins - Seller-05/22/2026	Resolved-Received HOI declaration. - Due Diligence Vendor-05/26/2026	Credit history exceeds minimum required - Borrower has paid as agreed credit history back to 2018. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 711		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9254682
XXXX	2186751	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7011	2026-05-19 15:33	2026-05-26 11:50	Resolved	1 - Information	C	A	Credit	Insurance	Rent Loss Coverage is Insufficient or Missing	Resolved-Received HOI declaration confirming sufficient rent loss coverage. - Due Diligence Vendor-05/26/2026 Ready for Review-Document Uploaded. please find the rent loss - Seller-05/22/2026 Open-Rent Loss Coverage is Insufficient or Missing. Rent Loss Coverage is Missing. - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. please find the rent loss - Seller-05/22/2026	Resolved-Received HOI declaration confirming sufficient rent loss coverage. - Due Diligence Vendor-05/26/2026	Credit history exceeds minimum required - Borrower has paid as agreed credit history back to 2018. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 711		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9283912
XXXX	2186774	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-05-20 08:55	2026-06-01 07:54	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated Fraud Report, OFAC Check Completed and Cleared - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Updated fraud report provided, please clear. - Seller-05/28/2026 Open-OFAC Check Not Completed and/or Cleared Non-borrowing Guarantor XXXX was not included in OFAC review. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Updated fraud report provided, please clear. - Seller-05/28/2026	Resolved-Received updated Fraud Report, OFAC Check Completed and Cleared - Due Diligence Vendor-06/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 753 Months Reserves exceed minimum required - 3 months reserves required - 18.22 months reserves provided.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9295688
XXXX	2186781	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	2186764	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	2186766	XXXX	D	B	C	B	A	A	D	A	Closed	FCRE8201	2026-06-22 14:42	2026-06-22 14:43	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator waiver applied to non-material finding with compensating factors. Exception to equity of XXXX - Due Diligence Vendor-06/22/2026 Open-XXXX equity required. - Due Diligence Vendor-06/22/2026		Waived-Originator waiver applied to non-material finding with compensating factors. Exception to equity of XXXX - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 714 is higher than the required 620 Required is 620 Borrower has 714 Months Reserves exceed minimum required - Months Reserves 44 exceed minimum required 3.	0x30x42 Seasoned investor 714 fico, min 620	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9872246
XXXX	2186766	XXXX	D	B	C	B	A	A	D	A	Closed	FCRE1194	2026-06-22 14:39	2026-06-22 14:41	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Document Uploaded. Originator waiver applied to non-material finding with compensating factors. Exception for 77.6% LTV, max 75%. - Due Diligence Vendor-06/22/2026 Open-Audited LTV of 77.6% exceeds Guideline LTV of 75% - Due Diligence Vendor-06/22/2026		Waived-Document Uploaded. Originator waiver applied to non-material finding with compensating factors. Exception for 77.6% LTV, max 75%. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 714 is higher than the required 620 Required is 620 Borrower has 714 Months Reserves exceed minimum required - Months Reserves 44 exceed minimum required 3.	0x30x42 Seasoned investor 714 fico, min 620	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9872208
XXXX	2186766	XXXX	D	B	C	B	A	A	D	A	Closed	FPRO1257	2026-05-21 12:45	2026-06-04 15:45	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-CDA value used per tape, which is allowed per guides. - Due Diligence Vendor-06/04/2026 Ready for Review-The lower value XXXX was used for this loan which is within guidelines. Please clear. - Seller-06/04/2026 Counter-Received CDA with score more than a 10% variance reflecting High Risk. Finding remains. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. please find the dvr - Seller-05/29/2026 Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. CU score in file is 3.3. - Due Diligence Vendor-05/21/2026	Ready for Review-The lower value XXXX was used for this loan which is within guidelines. Please clear. - Seller-06/04/2026 Ready for Review-Document Uploaded. please find the dvr - Seller-05/29/2026	Resolved-CDA value used per tape, which is allowed per guides. - Due Diligence Vendor-06/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 714 is higher than the required 620 Required is 620 Borrower has 714 Months Reserves exceed minimum required - Months Reserves 44 exceed minimum required 3.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9328146
XXXX	2186766	XXXX	D	B	C	B	A	A	D	A	Closed	FPRO9876	2026-05-21 12:45	2026-05-29 14:49	Resolved	1 - Information	B	A	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Resolved-Not applicable as another product is not required - Due Diligence Vendor-05/29/2026 Open-.XXXX value equals B, secondary product within tolerance. This finding will be rated a B for XXXX. All other agencies will be rated as A. - Due Diligence Vendor-05/29/2026		Resolved-Not applicable as another product is not required - Due Diligence Vendor-05/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 714 is higher than the required 620 Required is 620 Borrower has 714 Months Reserves exceed minimum required - Months Reserves 44 exceed minimum required 3.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9328148
XXXX	2186766	XXXX	D	B	C	B	A	A	D	A	Closed	FPRO0023	2026-05-21 12:45	2026-05-29 14:49	Resolved	1 - Information	D	A	Property	Value	Primary Appraised Value exceeds Variance to Reviewed Appraised Property Value	Resolved-Lender used lower haircut, no issues - Due Diligence Vendor-05/29/2026 Open-Primary Appraised Property Value To Reviewed Appraised Property Value Variance is '-10.71'. File contains a CDA from XXXXwith a CDA value of $XXXX ("as is" value from appraisal is XXXX) resulting a variance of XXXX. A field review is required to support the value OR proof that the loan closed using the haircut of XXXX per the desk review - Due Diligence Vendor-05/21/2026		Resolved-Lender used lower haircut, no issues - Due Diligence Vendor-05/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 714 is higher than the required 620 Required is 620 Borrower has 714 Months Reserves exceed minimum required - Months Reserves 44 exceed minimum required 3.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9328147
XXXX	2186770	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0210	2026-08-28 10:56	2026-08-28 10:57	Waived	2 - Non-Material	B	B	Credit	Eligibility	NJ Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver applied to non-material finding. Loan closed in entity name. - Due Diligence Vendor-08/28/2026 Open-Prepayment Penalty is not allowed. Per XXXX a prepayment penalty may only be applied to corporations, C-Corp and S-Corp specifically. Under XXXX Law a prepayment penalty is not permitted to be charged to an LLC. - Due Diligence Vendor-08/28/2026		Waived-Waiver applied to non-material finding. Loan closed in entity name. - Due Diligence Vendor-08/28/2026	Months Reserves exceed minimum required - 3 months required, subject 36.1 months Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 761 Required is 720 Borrower has 761		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	11089828
XXXX	2186770	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1254	2026-05-22 09:12	2026-06-09 09:12	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Payoff and ledgers provided showing the full liens were paid in full. - Due Diligence Vendor-06/09/2026
Ready for Review-Document Uploaded. Payoff upon receive of payment in full the loan will be release. Both FSS provided showing the full payoff was provided.  - Seller-06/09/2026
Counter-Received closing Ledger.  Missing confirmation of payoff required to release subject from lien securing multiple properties.  - Due Diligence Vendor-06/08/2026
Ready for Review-Document Uploaded. Both FSS showing lien was paid in full per the demand. Lender has 30 days to record a release. Please clear. - Seller-06/05/2026
																						Open-Property Title Issue Proof of release of mortgage/deed of trust on paid off lien for the subject property is required as paid off lien secures multiple properties. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Payoff upon receive of payment in full the loan will be release. Both FSS provided showing the full payoff was provided. - Seller-06/09/2026 Ready for Review-Document Uploaded. Both FSS showing lien was paid in full per the demand. Lender has 30 days to record a release. Please clear. - Seller-06/05/2026	Resolved-Payoff and ledgers provided showing the full liens were paid in full. - Due Diligence Vendor-06/09/2026	Months Reserves exceed minimum required - 3 months required, subject 36.1 months Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 761 Required is 720 Borrower has 761		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9345476
XXXX	2186776	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0068	2026-05-22 10:56	2026-08-28 11:07	Waived	2 - Non-Material	C	B	Credit	Closing	Remaining Equity is less than $40,000 which does not meet guideline requirement	Waived-Originator waiver applied to non-material finding with compensating factors. Allowing XXXX as remaining equity. - Due Diligence Vendor-06/05/2026 Ready for Review-Document Uploaded. please find exception comp factor fico: 762 0x30: 98 mot - Seller-06/05/2026 Open-Remaining equity is less than XXXX which does not meet guideline requirement. The remaining equity is XXXX which does not meet the minimum XXXX equity requirement. No credit exception was identified in the file. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. please find exception comp factor fico: 762 0x30: 98 mot - Seller-06/05/2026	Waived-Originator waiver applied to non-material finding with compensating factors. Allowing XXXX as remaining equity. - Due Diligence Vendor-06/05/2026	DSCR % greater than 1.20 - DSCR 1.294% Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 762	DSCR 1.29 0x30	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9347955
XXXX	2186780	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-05-26 14:44	2026-06-10 12:35	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received proof of April payment. - Due Diligence Vendor-06/10/2026
Ready for Review-Document Uploaded. please find cancelled check  - Seller-06/10/2026
Counter-Received XXXX Personal Statement to reflect funds transferred to XXXX for XXXX.  Missing proof of Private mortgage payment of XXXXpaid from XXXX account XXXX.  - Due Diligence Vendor-06/08/2026
Ready for Review-Document Uploaded. please find proof of april for mortgage payment - Seller-06/05/2026
																						Open-Housing History Does Not Meet Guideline Requirements The XXXX rent payment for the borrower's primary residence and the XXXX mortgage payment for the subject property were not identified in the file. Both rental histories showed up to XXXX. The subject loan closed XXXX. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. please find cancelled check - Seller-06/10/2026 Ready for Review-Document Uploaded. please find proof of april for mortgage payment - Seller-06/05/2026	Resolved-Received proof of XXXX payment. - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 759 DSCR % greater than 1.20 - DSCR 1.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9378758
XXXX	2186780	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8702	2026-05-26 13:57	2026-06-08 16:20	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Incomplete	Resolved-Received Operating Agreement for XXXX - Due Diligence Vendor-06/08/2026
Ready for Review-Document Uploaded. please find XXXX  - Seller-06/04/2026
Counter-Received XXXX Operating Agreement.   Missing complete agreement for XXXX. Finding remains.  - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. please find the Op agreement for XXXX  - Seller-06/01/2026
																						Open-The Business Entity Formation Document is incomplete The LLC documentation for the first LLC is incomplete as it does not have membership data and is not the full operating agreement or articles of organization. There were no documents for the second LLC as the loan is layered vesting. XXXX is partial -- XXXX property holdings documentation not identified in the file. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. please find XXXX - Seller-06/04/2026 Ready for Review-Document Uploaded. please find the Op agreement for XXXX - Seller-06/01/2026	Resolved-Received Operating Agreement for XXXX - Due Diligence Vendor-06/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 759 DSCR % greater than 1.20 - DSCR 1.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9377336
XXXX	2186780	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0068	2026-05-26 14:26	2026-06-02 14:44	Waived	2 - Non-Material	C	B	Credit	Closing	Remaining Equity is less than $40,000 which does not meet guideline requirement	Waived-Originator provided a waiver for equity less than XXXX , applied to non material finding with comp factors - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. please find the exception and clear. comp factors Fico: 759 0x30: 12 mo - Seller-06/01/2026 Open-Remaining equity is less than XXXX which does not meet guideline requirement. Remaining equity XXXX which does not meet the XXXX requirement. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. please find the exception and clear. comp factors Fico: 759 0x30: 12 mo - Seller-06/01/2026	Waived-Originator provided a waiver for equity less than XXXX , applied to non material finding with comp factors - Due Diligence Vendor-06/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 759 DSCR % greater than 1.20 - DSCR 1.34	Owned Home >2 yrs Seasoned Investor DSCR>1	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	9378350
XXXX	2186780	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0104	2026-05-26 14:58	2026-06-02 14:42	Resolved	1 - Information	C	A	Credit	Eligibility	Prepayment Penalty is not allowed	Resolved-Upon further review, the loan file contained all required documentation. Property XXXX. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Property is a 2 unit please see matrix for XXXX PPP for XXXX, please clear. - Seller-06/01/2026 Open-Prepayment Penalty is not allowed. XXXX only allows 1% for 36 months. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Property is a XXXX please see matrix for XXXX PPP for XXXX, please clear. - Seller-06/01/2026	Resolved-Upon further review, the loan file contained all required documentation. Property XXXX. - Due Diligence Vendor-06/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 759 DSCR % greater than 1.20 - DSCR 1.34		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9379458
XXXX	2186754	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0197	2026-05-26 11:26	2026-06-03 14:46	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller CD. - Due Diligence Vendor-06/03/2026 Ready for Review-Document Uploaded. please find the seller CD - Seller-06/01/2026 Open-The Final SELLER CD/HUD is missing. The final sellers side of the settlement statement was not identified in the file. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. please find the seller CD - Seller-06/01/2026	Resolved-Received Seller CD. - Due Diligence Vendor-06/03/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 742		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9372988
XXXX	2186754	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0104	2026-05-26 12:25	2026-06-03 14:46	Resolved	1 - Information	C	A	Credit	Eligibility	Prepayment Penalty is not allowed	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-06/03/2026 Ready for Review-Document Uploaded. please find PPP matrix as pre payment is allowed. please clear - Seller-06/01/2026 Open-Prepayment Penalty is not allowed. PPP are allowed in XXXX (3 years at 1%), however investor prohibits prepayment penalties on single family unit properties for business reasons. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. please find PPP matrix as pre payment is allowed. please clear - Seller-06/01/2026	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-06/03/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 742		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9374944
XXXX	2186772	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	2186773	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	2186784	XXXX	D	A	D	A	A	A	C	A	Closed	FCRE1145	2026-05-29 00:19	2026-06-11 10:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Lien release provided. - Due Diligence Vendor-06/11/2026

Ready for Review-Document Uploaded. please find release of lien.  - Seller-06/10/2026

Counter-Received title which shows the judgement to borrower. please provide copy of document being recorded per email snip it - Due Diligence Vendor-06/04/2026

Ready for Review-Document Uploaded. please find judgment release  - Seller-06/03/2026

Counter-Received preliminary title does not reflect chain of title (11.5)  No evidence the judgment reflected on J.11 was paid and released (11.12) - Due Diligence Vendor-06/01/2026

Ready for Review-Document Uploaded.  Title policy report provided. Please clear.  - Seller-05/29/2026

																						Open-Title Document is missing Missing title report and no other form of title was provided - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. please find release of lien. - Seller-06/10/2026 Ready for Review-Document Uploaded. please find judgment release - Seller-06/03/2026 Ready for Review-Document Uploaded. Title policy report provided. Please clear. - Seller-05/29/2026	Resolved-Lien release provided. - Due Diligence Vendor-06/11/2026	Months Reserves exceed minimum required - 73.48 months reserves exceed required 3 by 70.48 months Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 652 is higher than the required 620 Required is 620 Borrower has 652		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9441133
XXXX	2186784	XXXX	D	A	D	A	A	A	C	A	Closed	FCRE1441	2026-05-29 07:34	2026-06-11 10:26	Resolved	1 - Information	C	A	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Resolved-After further review, the last active date on both trades is XXXX making them over 2 years old. Guides do not require collections over 2 years old to be paid. - Due Diligence Vendor-06/11/2026
Ready for Review-Document Uploaded. The program is XXXX, guides indicate that collections and charge off’s over two years old do not require payoff. All of the collections in question are over two years old.  The accounts are duplicate in nature, same creditor, open dates, balance and date last active is > two years old, for each account.  - Seller-06/04/2026
Open-Delinquent Credit History Does Not Meet Guideline Requirements. 3 Collections over two years old for the Co-borrower  for XXXX XXXX XXXX, XXXX XXXX XXXX and chase XXXX XXXX total XXXX. Per guides collections over two years old or XXXX or
																						less must be paid in full. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. The program is XXXX, guides indicate that collections and charge off’s over two years old do not require payoff. All of the collections in question are over two years old. The accounts are duplicate in nature, same creditor, open dates, balance and date last active is > two years old, for each account. - Seller-06/04/2026	Resolved-After further review, the last active date on both trades is XXXX making them over 2 years old. Guides do not require collections over 2 years old to be paid. - Due Diligence Vendor-06/11/2026	Months Reserves exceed minimum required - 73.48 months reserves exceed required 3 by 70.48 months Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 652 is higher than the required 620 Required is 620 Borrower has 652		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9447136
XXXX	2186784	XXXX	D	A	D	A	A	A	C	A	Closed	FPRO5555	2026-05-29 00:22	2026-06-04 13:40	Resolved	1 - Information	C	A	Property	Value	AVM FSD/Confidence Score Does Not Meet Minimum Requirement	Resolved-Received AVM which was already uploaded. document is XXXX w/ a score of A - Due Diligence Vendor-06/04/2026 Ready for Review-Document Uploaded. dvr attached please clear - Seller-06/02/2026 Open-Secondary valuation not entered per SEC requirements. FSD score 50. A desk review to support value is required. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. dvr attached please clear - Seller-06/02/2026	Resolved-Received AVM which was already uploaded. document is XXXX w/ a score of A - Due Diligence Vendor-06/04/2026	Months Reserves exceed minimum required - 73.48 months reserves exceed required 3 by 70.48 months Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 652 is higher than the required 620 Required is 620 Borrower has 652		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9441157
XXXX	2186755	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1232	2026-06-01 12:27	2026-06-10 12:20	Waived	2 - Non-Material	C	B	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Waived-Originator provided a waiver for DSCR<1.0 for FTHB, applied to non material finding with comp factors - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. please find exception for review - Seller-06/08/2026 Open-The Calculated DSCR of '0.942' is less than the minimum DSCR per lender guidelines of '1'. The borrower has no previous ownership of property listed on the Drive report or credit report. As a first time home buyer minimum DSCR is 1.00. No credit exception was identified in the file. - Due Diligence Vendor-06/01/2026	Ready for Review-Document Uploaded. please find exception for review - Seller-06/08/2026	Waived-Originator provided a waiver for DSCR<1.0 for FTHB, applied to non material finding with comp factors - Due Diligence Vendor-06/10/2026	Months Reserves exceed minimum required - 6 months required, 47.01 months verified. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 726	FICO: 726>680 minimum required Reserves: 48 mos verified	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	9482440
XXXX	2186749	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-06-01 11:44	2026-06-09 12:51	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated Fraud Report with Sellers added, All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-06/09/2026 Ready for Review-Document Uploaded. Updated fraud report provided, please clear. - Seller-06/07/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Sellers were not included on the OFAC checklist. - Due Diligence Vendor-06/01/2026	Ready for Review-Document Uploaded. Updated fraud report provided, please clear. - Seller-06/07/2026	Resolved-Received updated Fraud Report with Sellers added, All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-06/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 709. Required is 680 Borrower has 709 LTV is less than guideline maximum - Maximum LTV is 80%; Borrower LTV is 75% Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9480685
XXXX	2186748	XXXX	D	A	D	A	A	A	A	A	Closed	FPRO9999	2026-06-09 17:11	2026-06-18 17:25	Resolved	1 - Information	C	A	Credit	Eligibility	Condo project has pending litigation	Resolved-Received court filing in civil case does not affect the structural, Safety or habitability of the condo finding is resolved. - Due Diligence Vendor-06/18/2026

Ready for Review-Document Uploaded. This lawsuit is for defamation. Please clear. - Seller-06/17/2026

Open-Per HOA questionnaire Condo is in litigation. Provide:
1. Reason for lawsuit
2. Is it against the HOA or is the HOA filing the lawsuit
3. It is major or minor in nature
4. Does it relate to safety, structural or functionality,(NOT JUST the subject unit)
5. Amount of lawsuit
																						6. A letter from an attn. or HOA stating lawsuit is covered by Insurance - Due Diligence Vendor-06/09/2026	Ready for Review-Document Uploaded. This lawsuit is for defamation. Please clear. - Seller-06/17/2026	Resolved-Received court filing in civil case does not affect the structural, Safety or habitability of the condo finding is resolved. - Due Diligence Vendor-06/18/2026	LTV is less than guideline maximum - Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 769		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9640889
XXXX	2186748	XXXX	D	A	D	A	A	A	A	A	Closed	FPRO1255	2026-06-02 10:04	2026-06-09 17:15	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-HOA questionnaire provided. - Due Diligence Vendor-06/09/2026 Ready for Review-Document Uploaded. HOA questionnaire provided. Please clear. - Seller-06/08/2026 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Please provide HOA Questionnaire. - Due Diligence Vendor-06/02/2026	Ready for Review-Document Uploaded. HOA questionnaire provided. Please clear. - Seller-06/08/2026	Resolved-HOA questionnaire provided. - Due Diligence Vendor-06/09/2026	LTV is less than guideline maximum - Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 769		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9502490
XXXX	2186771	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	2186746	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1198	2026-06-02 10:11	2026-06-22 14:51	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator waiver applied to non-material finding with compensating factors. - Due Diligence Vendor-06/22/2026 Open-Audited Reserves of 3.81 month(s) are less than Guideline Required Reserves of 6 month(s) Insufficient assets provided. Approved Lender Exception on file to allow 3 months reserves rather than 6. - Due Diligence Vendor-06/02/2026		Waived-Originator waiver applied to non-material finding with compensating factors. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 678 LTV is less than guideline maximum - Required is 60 Borrower has 49.96	50% LTV 0.80 DSCR 0x30 x84 months mortgage history	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	9502686
XXXX	2186746	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8013	2026-06-02 10:20	2026-06-09 14:44	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Received 1 page sales contract, located in upload the addendum for reduction in sales price and increase in gift of equity(pg 218) - Due Diligence Vendor-06/09/2026 Ready for Review-Document Uploaded. this was a fsbo the full contract is attached. - Seller-06/08/2026 Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. Missing Full Purchas Contract (2 pg addm on file) - Due Diligence Vendor-06/02/2026	Ready for Review-Document Uploaded. this was a fsbo the full contract is attached. - Seller-06/08/2026	Resolved-Received 1 page sales contract, located in upload the addendum for reduction in sales price and increase in gift of equity(pg 218) - Due Diligence Vendor-06/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 678 LTV is less than guideline maximum - Required is 60 Borrower has 49.96		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9502956
XXXX	2186786	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0068	2026-06-03 10:05	2026-06-15 12:12	Waived	2 - Non-Material	C	B	Credit	Closing	Remaining Equity is less than $40,000 which does not meet guideline requirement	Waived-Originator provided a waiver for minimum equity of XXXX XXXX minimum required, applied to non material finding with comp factors - Due Diligence Vendor-06/15/2026 Ready for Review-Document Uploaded. Credit exception was granted for the minimum equity not being met. Please clear. - Seller-06/11/2026 Open-Remaining equity is less than XXXX which does not meet guideline requirement. The remaining equity is XXXX which does not meet the minimum XXXX requirement. No exception was identified in the file. - Due Diligence Vendor-06/03/2026	Ready for Review-Document Uploaded. Credit exception was granted for the minimum equity not being met. Please clear. - Seller-06/11/2026	Waived-Originator provided a waiver for minimum equity of XXXX XXXX minimum required, applied to non material finding with comp factors - Due Diligence Vendor-06/15/2026	DSCR % greater than 1.20 - DSCR 2.105 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743	FICO: 743>720 DSCR: 2.105	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9527614
XXXX	2196733	XXXX	C	A	A	A	A	A	C	A	Closed	FPRO5555	2026-06-05 11:10	2026-06-05 12:36	Resolved	1 - Information	C	A	Property	Value	AVM FSD/Confidence Score Does Not Meet Minimum Requirement	Resolved-AVM provided with a low confidence score. Guidelines do not have a minimum AVM score requirement. May result in pricing adjustment. - Due Diligence Vendor-06/05/2026 Open-Secondary valuation not entered per SEC requirements. FSD score 89. A desk review to support value is required. - Due Diligence Vendor-06/05/2026		Resolved-AVM provided with a low confidence score. Guidelines do not have a minimum AVM score requirement. May result in pricing adjustment. - Due Diligence Vendor-06/05/2026	DSCR % greater than 1.20 - 1.451 DSCR % Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9580701
XXXX	2196696	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1232	2026-06-05 00:41	2026-06-18 15:41	Waived	2 - Non-Material	C	B	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Waived-Originator provided a waiver to allow DSCR under 1 for FTHB , applied to non material finding with comp factors. - Due Diligence Vendor-06/18/2026 Ready for Review-Document Uploaded. Credit exception was granted, please clear. - Seller-06/17/2026 Open-The Calculated DSCR of '0.953' is less than the minimum DSCR per lender guidelines of '1'. Borrower is first time home buyer. minimum DSCR of 1 or greater. Unable to determine as Lender did not provide breakdown calculation. Audit PITIA matches Lender's first payment letter. Loan is Purchase - Due Diligence Vendor-06/05/2026	Ready for Review-Document Uploaded. Credit exception was granted, please clear. - Seller-06/17/2026	Waived-Originator provided a waiver to allow DSCR under 1 for FTHB , applied to non material finding with comp factors. - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 768 is higher than the required 700 Required is 700 Borrower has 768 Months Reserves exceed minimum required - 20.66 months reserves exceed required 3 by 17.66 months	FICO 768 4 YEARS MONTHLY PAYMENTS	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	9571654